Provisions - Narrative (Details) $ in Millions	Jun. 30, 2023 USD ($) case category		Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2021 USD ($)	Dec. 31, 2011 case	Dec. 31, 2007 case
Disclosure of other provisions [line items]
Provisions	$ 1,722	[1]	$ 1,958		$ 2,566
Brazil PIS and COFINS tax matters
Disclosure of other provisions [line items]
Number of cases | case	3					2	1
Number of cases for which provision is recognised | category	1
Provisions	$ 400

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.